Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party) and Citigroup Global Markets Inc., Deutsche Bank AG, New York Branch, Deutsche Bank Securities Inc., and German American Capital Corporation, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BX Commercial Mortgage Trust 2021-XL2, Commercial Mortgage Pass-Through Certificates, Series 2021-XL2 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 121 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of mortgage loan asset and mortgaged properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of October 9, 2021.

•	The phrase "LIBOR Assumption" refers to the rate of 0.100000%.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on October 4, 2021 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2021-XL2 Accounting Tape Final.xlsm (provided on October 4, 2021).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.

•	The phrase “Engineering Report” refers to a signed property condition assessment document or exhibit.

•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document or exhibit.

•	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.

•	The phrase “Interest Rate Cap Term Sheet” refers to an interest rate cap document which discloses the applicable strike rate of the interest rate cap.

•	The phrase “Loan Agreement” refers to a signed loan agreement.

•	The phrase “Mezzanine Loan Agreement” refers to a signed mezzanine loan agreement.

•	The phrase “Reserve Guaranty” refers to a signed reserve guaranty agreement.

•	The phrase “Seismic Report” refers to a seismic assessment document or exhibit.

•	The phrase “Title Policy” refers to a signed proforma title policy.

•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From September 8, 2021 through October 4, 2021, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

October 4, 2021

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BX 2021-XL2	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Underwriting File	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	State	Appraisal Report	None
9	Zip	Appraisal Report	None
10	Market	Underwriting File	None
11	Year Built	Appraisal Report	None
12	Year Renovated	Appraisal Report	None
13	Avg. Clear Height	Underwriting File	None
14	Total NRA	Underwriting File	None
15	Unit of Measure	None - Company Provided	None
16	Occupancy (%)	Underwriting File	None
17	Occupancy Date	Underwriting File	None
18	Office % of NRA	Underwriting File	None
19	# of tenants	Underwriting File	None
20	WA Lease Expiration Date	Recalculation	None
21	WA Lease Term Remaining	Recalculation	None
22	Ownership Interest	Title Policy	None
23	Mortgage Loan Cut-off Date Balance	Loan Agreement	None
24	Mortgage Loan Cut-off Date Balance per SF	Recalculation	None
25	% of Mortgage Loan Cut-off Date Balance	Recalculation	None
26	Mortgage Loan Maturity Date Balance	Recalculation	None
27	Mezzanine Loan Closing Date Balance ($)	Loan Agreement	None
28	Total Loan Closing Date Balance ($)	Recalculation	None
29	Total Loan Closing Date Balance per SF	Recalculation	None
30	Total Loan Maturity Date Balance	Recalculation	None
31	Individual As-Is Appraised Value Date	Appraisal Report	None
32	Individual As-Is Appraised Value	Appraisal Report	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BX 2021-XL2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
33	Individual As-Is Appraised Value per SF	Recalculation	None
34	Portfolio Appraised Value Date	Appraisal Report	None
35	Portfolio Appraised Value	Appraisal Report	None
36	Portfolio Appraised Value per SF	Recalculation	None
37	Portfolio Appraised Value Premium	Recalculation	None
38	Engineering Report Provider	Engineering Report	None
39	Engineering Report Date	Engineering Report	None
40	Environmental Report Provider	Environmental Report	None
41	Environmental Report Date	Environmental Report	None
42	Phase II Required?	Environmental Report	None
43	Seismic Zone	Seismic Report	None
44	PML %	Seismic Report	None
45	Origination Date	Loan Agreement	None
46	Assumed LIBOR	None - Company Provided	None
47	Mortgage Loan Trust Margin	Loan Agreement	None
48	Mezzanine Margin	Mezzanine Loan Agreement	None
49	LIBOR Cap	Interest Rate Cap Term Sheet	None
50	LIBOR Lookback days	Loan Agreement	None
51	LIBOR Cap Expiration Date	Interest Rate Cap Term Sheet	None
52	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
53	Amort Type	Loan Agreement	None
54	Mortgage Loan Monthly Debt Service Payment	Recalculation	None
55	Mortgage Loan Annual Debt Service Payment	Recalculation	None
56	Mezzanine Loan Annual Debt Service Payment	Recalculation	None
57	Total Loan Annual Debt Service Payment	Recalculation	None
58	Mortgage Loan Monthly Debt Service Payment at LIBOR Cap	Recalculation	None
59	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None
60	Mezzanine Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None
61	Total Loan Annual Debt Service Payment LIBOR Cap	Recalculation	None
62	Grace Period	Loan Agreement	None
63	First Loan Payment Date	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BX 2021-XL2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
64	Seasoning	Recalculation	None
65	Original Term to Maturity (Months)	Recalculation	None
66	Remaining Term to Maturity (Months)	Recalculation	None
67	Original Amortization Term (Months)	Not Applicable*	None
68	Remaining Amortization Term (Months)	Not Applicable*	None
69	Original IO Term (Months)	Loan Agreement	None
70	Remaining IO Term (Months)	Recalculation	None
71	Initial Maturity Date	Loan Agreement	None
72	Floating Rate Component Extensions	Loan Agreement	None
73	Fully Extended Maturity Date	Loan Agreement	None
74	Lockbox	Loan Agreement	None
75	Cash Management Type	Loan Agreement	None
76	Cash Management Trigger	Loan Agreement	None
77	Administrative Fee Rate (%)	Fee Schedule	None
78	Floating Rate Component Prepayment Provision	Loan Agreement	None
79	Partial Release Allowed?	Loan Agreement	None
80	Property Release Description	Loan Agreement	None
81	Mortgage Loan Cut-off Date LTV (Aggregate As-is Values)	Recalculation	None
82	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
83	Mortgage Loan Cut-off Date LTV (Portfolio Value)	Recalculation	None
84	Mortgage Loan Balloon LTV (Portfolio Value)	Recalculation	None
85	Mortgage Loan UW NOI Debt Yield	Recalculation	None
86	Mortgage Loan UW NCF Debt Yield	Recalculation	None
87	Mortgage Loan UW NOI DSCR	Recalculation	None
88	Mortgage Loan UW NCF DSCR	Recalculation	None
89	Mortgage Loan UW NOI DSCR at LIBOR Cap	Recalculation	None
90	Mortgage Loan UW NCF DSCR at LIBOR Cap	Recalculation	None
91	Total Loan Closing Date LTV (Aggregate As-is Values)	Recalculation	None
92	Total Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

BX 2021-XL2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
93	Total Loan Cut-off Date LTV (Portfolio Value)	Recalculation	None
94	Total Loan Balloon LTV (Portfolio Value)	Recalculation	None
95	Total Loan UW NOI Debt Yield	Recalculation	None
96	Total Loan UW NCF Debt Yield	Recalculation	None
97	Total Loan UW NOI DSCR	Recalculation	None
98	Total Loan UW NCF DSCR	Recalculation	None
99	Total Loan UW NOI DSCR at LIBOR Cap	Recalculation	None
100	Total Loan UW NCF DSCR at LIBOR Cap	Recalculation	None
101	Initial Tax Escrow	Loan Agreement	None
102	Ongoing Tax Escrow Monthly	Loan Agreement	None
103	Tax Escrow Springing Conditions	Loan Agreement	None
104	Initial Insurance Escrow	Loan Agreement	None
105	Ongoing Insurance Escrow Monthly	Loan Agreement	None
106	Insurance Escrow Springing Conditions	Loan Agreement	None
107	Initial Immediate Repairs Escrow	None - Company Provided	None
108	Initial Cap Ex Escrow	Loan Agreement	None
109	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
110	Cap Ex Escrow Springing Conditions	Loan Agreement	None
111	Initial TI/LC Escrow	Loan Agreement	None
112	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
113	TI/LC Escrow Springing Conditions	Loan Agreement	None
114	Initial Other Escrow	Loan Agreement	None
115	Ongoing Other Escrow Monthly	Loan Agreement	None
116	Ongoing Other Escrow Springing Condition	Loan Agreement	None
117	Other Escrow Description	Loan Agreement; Reserve Guaranty	None
118	Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
119	Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

BX 2021-XL2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
120	Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
121	Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
122	Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
123	Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
124	2nd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
125	2nd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
126	2nd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
127	2nd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
128	2nd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
129	2nd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
130	3rd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
131	3rd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
132	3rd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
133	3rd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
134	3rd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
135	3rd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
136	Base Rent 2020	Underwriting File	$1.00
137	Base Rent Jul-21 TTM	Underwriting File	$1.00
138	Base Rent Argus Yr1	Underwriting File	$1.00
139	Base Rent Argus Yr2	Underwriting File	$1.00
140	Base Rent UW (In-Place)	Underwriting File	$1.00
141	Potential Income from Vacant Space 2020	Underwriting File	$1.00
142	Potential Income from Vacant Space Jul-21 TTM	Underwriting File	$1.00
143	Potential Income from Vacant Space Argus Yr1	Underwriting File	$1.00
144	Potential Income from Vacant Space Argus Yr2	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

BX 2021-XL2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
145	Potential Income from Vacant Space UW (In-Place)	Underwriting File	$1.00
146	Concessions 2020	Underwriting File	$1.00
147	Concessions Jul-21 TTM	Underwriting File	$1.00
148	Concessions Argus Yr1	Underwriting File	$1.00
149	Concessions Argus Yr2	Underwriting File	$1.00
150	Concessions UW (In-Place)	Underwriting File	$1.00
151	Rent Steps 2020	Underwriting File	$1.00
152	Rent Steps Jul-21 TTM	Underwriting File	$1.00
153	Rent Steps Argus Yr1	Underwriting File	$1.00
154	Rent Steps Argus Yr2	Underwriting File	$1.00
155	Rent Steps UW (In-Place)	Underwriting File	$1.00
156	Total Rental Revenue 2020	Underwriting File	$1.00
157	Total Rental Revenue Jul-21 TTM	Underwriting File	$1.00
158	Total Rental Revenue Argus Yr1	Underwriting File	$1.00
159	Total Rental Revenue Argus Yr2	Underwriting File	$1.00
160	Total Rental Revenue UW (In-Place)	Underwriting File	$1.00
161	Recoveries 2020	Underwriting File	$1.00
162	Recoveries Jul-21 TTM	Underwriting File	$1.00
163	Recoveries Argus Yr1	Underwriting File	$1.00
164	Recoveries Argus Yr2	Underwriting File	$1.00
165	Recoveries UW (In-Place)	Underwriting File	$1.00
166	Other Income 2020	Underwriting File	$1.00
167	Other Income Jul-21 TTM	Underwriting File	$1.00
168	Other Income Argus Yr1	Underwriting File	$1.00
169	Other Income Argus Yr2	Underwriting File	$1.00
170	Other Income UW (In-Place)	Underwriting File	$1.00
171	Economic Vacancy, Credit Loss 2020	Underwriting File	$1.00
172	Economic Vacancy, Credit Loss Jul-21 TTM	Underwriting File	$1.00
173	Economic Vacancy, Credit Loss Argus Yr1	Underwriting File	$1.00
174	Economic Vacancy, Credit Loss Argus Yr2	Underwriting File	$1.00
175	Economic Vacancy, Credit Loss UW (In-Place)	Underwriting File	$1.00
176	Effective Gross Income 2020	Underwriting File	$1.00
177	Effective Gross Income Jul-21 TTM	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

BX 2021-XL2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
178	Effective Gross Income Argus Yr1	Underwriting File	$1.00
179	Effective Gross Income Argus Yr2	Underwriting File	$1.00
180	Effective Gross Income UW (In-Place)	Underwriting File	$1.00
181	CAM 2020	Underwriting File	$1.00
182	CAM Jul-21 TTM	Underwriting File	$1.00
183	CAM Argus Yr1	Underwriting File	$1.00
184	CAM Argus Yr2	Underwriting File	$1.00
185	CAM UW (In-Place)	Underwriting File	$1.00
186	Ground Rent 2020	Underwriting File	$1.00
187	Ground Rent Jul-21 TTM	Underwriting File	$1.00
188	Ground Rent Argus Yr1	Underwriting File	$1.00
189	Ground Rent Argus Yr2	Underwriting File	$1.00
190	Ground Rent UW (In-Place)	Underwriting File	$1.00
191	Utilities 2020	Underwriting File	$1.00
192	Utilities Jul-21 TTM	Underwriting File	$1.00
193	Utilities Argus Yr1	Underwriting File	$1.00
194	Utilities Argus Yr2	Underwriting File	$1.00
195	Utilities UW (In-Place)	Underwriting File	$1.00
196	Insurance 2020	Underwriting File	$1.00
197	Insurance Jul-21 TTM	Underwriting File	$1.00
198	Insurance Argus Yr1	Underwriting File	$1.00
199	Insurance Argus Yr2	Underwriting File	$1.00
200	Insurance UW (In-Place)	Underwriting File	$1.00
201	Real Estate Taxes 2020	Underwriting File	$1.00
202	Real Estate Taxes Jul-21 TTM	Underwriting File	$1.00
203	Real Estate Taxes Argus Yr1	Underwriting File	$1.00
204	Real Estate Taxes Argus Yr2	Underwriting File	$1.00
205	Real Estate Taxes UW (In-Place)	Underwriting File	$1.00
206	Management Fee 2020	Underwriting File	$1.00
207	Management Fee Jul-21 TTM	Underwriting File	$1.00
208	Management Fee Argus Yr1	Underwriting File	$1.00
209	Management Fee Argus Yr2	Underwriting File	$1.00
210	Management Fee UW (In-Place)	Underwriting File	$1.00
211	Total Operating Expenses 2020	Underwriting File	$1.00
212	Total Operating Expenses Jul-21 TTM	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

BX 2021-XL2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
213	Total Operating Expenses Argus Yr1	Underwriting File	$1.00
214	Total Operating Expenses Argus Yr2	Underwriting File	$1.00
215	Total Operating Expenses UW (In-Place)	Underwriting File	$1.00
216	Net Operating Income 2020	Underwriting File	$1.00
217	Net Operating Income Jul-21 TTM	Underwriting File	$1.00
218	Net Operating Income Argus Yr1	Underwriting File	$1.00
219	Net Operating Income Argus Yr2	Underwriting File	$1.00
220	Net Operating Income UW (In-Place)	Underwriting File	$1.00
221	TI/LC's 2020	Underwriting File	$1.00
222	TI/LC's Jul-21 TTM	Underwriting File	$1.00
223	TI/LC's Argus Yr1	Underwriting File	$1.00
224	TI/LC's Argus Yr2	Underwriting File	$1.00
225	TI/LC's UW (In-Place)	Underwriting File	$1.00
226	Replacement Reserves 2020	Underwriting File	$1.00
227	Replacement Reserves Jul-21 TTM	Underwriting File	$1.00
228	Replacement Reserves Argus Yr1	Underwriting File	$1.00
229	Replacement Reserves Argus Yr2	Underwriting File	$1.00
230	Replacement Reserves UW (In-Place)	Underwriting File	$1.00
231	Net Cash Flow 2020	Underwriting File	$1.00
232	Net Cash Flow Jul-21 TTM	Underwriting File	$1.00
233	Net Cash Flow Argus Yr1	Underwriting File	$1.00
234	Net Cash Flow Argus Yr2	Underwriting File	$1.00
235	Net Cash Flow UW (In-Place)	Underwriting File	$1.00

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

BX 2021-XL2	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
20	WA Lease Expiration Date	A computation from the Underwriting File in which the lease expiration date for each tenant at each property was multiplied by the corresponding UW Base Rent. Such amounts were summed and then divided by the aggregate UW Base Rent of the respective property.
21	WA Lease Term Remaining	Quotient of the count of the (i) number of days between the Cut-off Date and respective WA Lease Expiration Date and (ii) 365.
24	Mortgage Loan Cut-off Date Balance per SF	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Total NRA.
25	% of Mortgage Loan Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) the aggregate Mortgage Loan Cut-off Date Balance of the Collateral.
26	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Cut-off Date Balance.
28	Total Loan Closing Date Balance ($)	Sum of (i) Mortgage Loan Cut-off Date Balance and (ii) Mezzanine Loan Closing Date Balance ($).
29	Total Loan Closing Date Balance per SF	Quotient of (i) Total Loan Closing Date Balance ($) and (ii) Total NRA.
30	Total Loan Maturity Date Balance	Set equal to the Total Loan Closing Date Balance ($).
33	Individual As-Is Appraised Value per SF	Quotient of (i) Individual As-Is Appraised Value and (ii) Total NRA.
36	Portfolio Appraised Value per SF	Quotient of (i) Portfolio Appraised Value and (ii) Total NRA.
37	Portfolio Appraised Value Premium	Difference between (i) quotient of (a) Portfolio Appraised Value and (b) aggregate Individual As-Is Appraised Value, and (ii) 1.
54	Mortgage Loan Monthly Debt Service Payment	Quotient of (i) Mortgage Loan Annual Debt Service Payment and (ii) 12.
55	Mortgage Loan Annual Debt Service Payment	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) the sum of the Assumed LIBOR and the Mortgage Loan Trust Margin, and (iii) Interest Calculation (30/360 / Actual/360).
56	Mezzanine Loan Annual Debt Service Payment	Product of (i) Mezzanine Loan Closing Date Balance ($), (ii) the sum of the Assumed LIBOR and the Mezzanine Margin, and (iii) Interest Calculation (30/360 / Actual/360).
57	Total Loan Annual Debt Service Payment	Sum of (i) Mortgage Loan Annual Debt Service Payment and (ii) Mezzanine Loan Annual Debt Service Payment.
58	Mortgage Loan Monthly Debt Service Payment at LIBOR Cap	Quotient of (i) Mortgage Loan Annual Debt Service Payment at LIBOR Cap and (ii) 12.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

BX 2021-XL2	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
59	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) the sum of the LIBOR Cap and the Mortgage Loan Trust Margin, and (iii) Interest Calculation (30/360 / Actual/360).
60	Mezzanine Loan Annual Debt Service Payment at LIBOR Cap	Product of (i) Mezzanine Loan Closing Date Balance ($), (ii) the sum of the LIBOR Cap and the Mezzanine Margin, and (iii) Interest Calculation (30/360 / Actual/360).
61	Total Loan Annual Debt Service Payment LIBOR Cap	Sum of (i) Mortgage Loan Annual Debt Service Payment at LIBOR Cap and (ii) Mezzanine Loan Annual Debt Service Payment at LIBOR Cap.
64	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date.
65	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
66	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
70	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
81	Mortgage Loan Cut-off Date LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) aggregate Individual As-Is Appraised Value.
82	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) aggregate Individual As-Is Appraised Value.
83	Mortgage Loan Cut-off Date LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Portfolio Appraised Value.
84	Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Portfolio Appraised Value.
85	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Mortgage Loan Cut-off Date Balance.
86	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Mortgage Loan Cut-off Date Balance.
87	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Mortgage Loan Annual Debt Service Payment.
88	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Mortgage Loan Annual Debt Service Payment.
89	Mortgage Loan UW NOI DSCR at LIBOR Cap	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.
90	Mortgage Loan UW NCF DSCR at LIBOR Cap	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

BX 2021-XL2	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
91	Total Loan Closing Date LTV (Aggregate As-is Values)	Quotient of (i) Total Loan Closing Date Balance ($) and (ii) aggregate Individual As-Is Appraised Value.
92	Total Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Total Loan Maturity Date Balance and (ii) aggregate Individual As-Is Appraised Value.
93	Total Loan Cut-off Date LTV (Portfolio Value)	Quotient of (i) Total Loan Closing Date Balance ($) and (ii) Portfolio Appraised Value.
94	Total Loan Balloon LTV (Portfolio Value)	Quotient of (i) Total Loan Maturity Date Balance and (ii) Portfolio Appraised Value.
95	Total Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Total Loan Closing Date Balance ($).
96	Total Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Total Loan Closing Date Balance ($).
97	Total Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Total Loan Annual Debt Service Payment.
98	Total Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Total Loan Annual Debt Service Payment.
99	Total Loan UW NOI DSCR at LIBOR Cap	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Total Loan Annual Debt Service Payment LIBOR Cap.
100	Total Loan UW NCF DSCR at LIBOR Cap	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Total Loan Annual Debt Service Payment LIBOR Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16